Employee benefits (Details 1) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Employee benefits [Abstract]
Staff severance indemnities, Chile	$ 27,562	$ 25,893
Executive severance plan	8,831	6,487
Severance for foreigners	671	1,552
Total other non-current liabilities	$ 37,064	$ 33,932